Shareholder Report, Holdings (Details) - Perkins Discovery Fund (Investor Class Shares)	Sep. 30, 2024
Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
ePlus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
Veracyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Vericel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%
Axogen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.16%
ANI Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Option Care Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
NeoGenomics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%
Cantaloupe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BioLife Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
BIOTECHNOLOGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.27%
CONSUMER DISCRETIONARY [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
FINANCIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
HEALTH CARE DRUGS/SERVICES [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.79%
HEALTH CARE MANUFACTURING [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
HEALTH CARE SUPPLIES [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.17%
HEALTH CARE SUPPORT [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.92%
HEALTH CARE TECHNOLOGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
INFORMATION TECHNOLOGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.72%
SOFTWARE SERVICES [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.02%
SHORT-TERM INVESTMENT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%